OTHER REVENUE (Details)	12 Months Ended
Jun. 30, 2016 AUD ($)
OTHER REVENUE
License fees received	$ 252,707
Royalties and annuities received	47,841
Total other revenue	300,548
Applera Corporation
OTHER REVENUE
License fees received	$ 149,837